Property, Plant and Equipment	12 Months Ended
Jul. 31, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment
12. Property, Plant and Equipment
Cost	Land	Buildings	Leasehold improvements	Cultivation and production equipment	Furniture, computers, vehicles and equipment	Construction in progress	Right-of- Use assets	Total
	$	$	$	$	$	$	$	$
At July 31, 2020	1,656	164,949	24,439	33,461	18,871	98,135	24,405	365,916
Business acquisition	1,100	95,788	-	6,154	8,578	395	17,059	129,074
Additions	-	1,213	63	2,284	294	16,960	-	20,814
Disposals	-	1	-	(67)	-	-	(1,055)	(1,121)
Transfers	-	3,951	17,649	884	1,388	(23,544)	-	328
At July 31, 2021	2,756	265,902	42,151	42,716	29,131	91,946	40,409	515,011
Business acquisitions	8,941	59,856	545	58,063	2,053	4,076	1,993	135,527
Additions	61	602	(36)	15,511	141	11,333	-	27,612
Disposals	-	(971)	(587)	(3,946)	(3,577)	(223)	(20,460)	(29,764)
Transfers	(307)	(523)	546	(2,106)	(3,070)	(1,033)	(350)	(6,843)
Held for sale	(1,766)	(11,967)	-	(7,944)	(3,151)	(393)	-	(25,221)
Loss of control[1]	(592)	(84,865)	-	(8,428)	(3,013)	411	(17,059)	(113,546)
At July 31, 2022	9,093	228,034	42,619	93,866	18,514	106,117	4,533	502,776

Accumulated depreciation and impairments
At July 31, 2020	307	13,712	1,009	8,691	4,141	48,990	3,700	80,550
Depreciation	-	7,981	2,173	5,145	4,229	-	2,246	21,774
Transfers	-	(110)	(16)	(78)	(277)	-	-	(481)
Disposals	-	-	-	-	-	-	(964)	(964)
Impairments	-	160	85	2,104	61	-	17,820	20,230
At July 31, 2021	307	21,743	3,251	15,862	8,154	48,990	22,802	121,109
Depreciation	-	11,143	2,028	11,931	4,245	-	1,796	31,143
Transfers	(307)	(329)	(5)	(4,328)	138	(5,405)	(350)	(10,586)
Disposals	-	-	(498)	(260)	(612)	-	(20,300)	(21,670)
Impairments	462	89,581	37,084	11,470	5,698	48,746	15,524	208,565
Held for sale	-	(1,868)	-	(2,188)	(884)	-	-	(4,940)
Loss of control[1]	(462)	(79,602)	-	(13,933)	153	4,192	(17,059)	(106,711)
At July 31, 2022	-	40,668	41,860	18,554	16,892	96,523	2,413	216,910

Net book value
At July 31, 2020	1,349	151,237	23,430	24,770	14,730	49,145	20,705	285,366
At July 31, 2021	2,449	244,159	38,900	26,854	20,977	42,956	17,607	393,902
At July 31, 2022	9,093	187,366	759	75,312	1,622	9,594	2,120	285,866

[1] Derecognized on loss of control of the Zenabis subsidiary (Note 15).

During the year ended July 31, 2022, the Company capitalized $23,715 (July 31, 2021 - $15,677) of depreciation to inventory. During the year ended July 31, 2022, depreciation expensed to the consolidated statement of loss and comprehensive loss was $7,428 (July 31, 2021 - $6,097).

Capitalized borrowing costs to buildings in the year ended July 31, 2022, was $nil (July 31, 2021 - $1,269 at an average rate of 5.6%). Transfers from construction in progress during the year reflect the activation of an asset's useful life, transitioning from construction in progress to the appropriate depreciable asset class.

Impairments during the year ended July 31, 2022

On October 31, 2021, the Company identified impairment to its Keystone Isolation Technology (KIT) capital project which was suspended. The KIT capital project related to the development and commissioning of new cannabis extraction and isolation equipment. During the year ended July 31, 2022, the Company recognized impairments on the associated equipment for an impairment loss of $13,377.

On January 31, 2022, indicators of impairment were identified as a result of significant revisions to management's own forecasts of future net cash inflows and earnings from previous budgets and forecasts. As a result, certain cultivation facilities, including the cultivation and manufacturing facilities of Zenabis, as well as the related equipment and capital projects were considered redundant and tested for impairment at the asset level resulting in an impairment loss of $98,022 being recorded.

During the three months ended April 30, 2022, management announced the planned cessation of operations at the leased, centralized manufacturing and processing facility, Belleville and as at July 31, 2022, the Company has terminated operations at the Belleville facility and has migrated to other existing facilities.  As a result of the above, the Company recognized impairment losses of $87,412. Certain identified cultivation equipment was also transferred to alternative sites. The leasehold improvements, remaining construction in progress, and redundant equipment has been impaired to their recoverable amounts. In addition, impairment losses were identified for the Atholville Facility.  The recoverable amount was determined by reference to fair value less costs of disposal using a market approach. The market approach was based on comparable transactions for similar assets, which is categorized within Level 2 of the fair value hierarchy. Additional impairment losses were recorded for intangible assets related to the cultivation and processing licenses held for the Atholville Facility (Note 14).

Impairments during the year ended July 31, 2021

During the year ended July 31, 2021, the Company impaired $17,820 of right of use assets related to the Company's Langley and Montreal facilities.

Subsequent, to the acquisition of Zenabis (Note 15), the Company in order to recognize the synergies, assessed the output capacity of its production and cultivation facilities and made the decision to exit the Langley lease. As a result, the carrying amount of the associated right of use asset of $17,059 was impaired as the Company has assessed the recoverable amount at $nil. The recoverable amount of the assets was determined to be nil, as the assets have no continuing use to the Company. The associated lease liabilities remained recognized as at July 31, 2021 (Note 21).

During the year ended July 31, 2021, the Company identified impairments of certain packaging equipment that was no longer expected to be used. As a result of this, impairment losses of $2,104 were recorded.